Shareholder Report, Average Annual Return (Details)	12 Months Ended	15 Months Ended	17 Months Ended	24 Months Ended	30 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000252068
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Texas Capital Government Money Market ETF
C000245603
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Texas Capital Government Money Market Fund
C000243202
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Texas Capital Texas Equity Index ETF
C000247107
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Texas Capital Texas Oil Index ETF
Without Sales Load [Member] | C000252068
Average Annual Return [Line Items]
Average Annual Return, Percent	4.13%	4.24%
Without Sales Load [Member] | C000245603
Average Annual Return [Line Items]
Average Annual Return, Percent	4.10%		4.34%
Without Sales Load [Member] | C000243202
Average Annual Return [Line Items]
Average Annual Return, Percent	10.20%				16.37%
Without Sales Load [Member] | C000247107
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.17%)			(0.88%)
VettaFi U.S. Equity 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	VettaFi U.S. Equity 3000 Index
Average Annual Return, Percent	17.16%	16.11%
FTSE US Treasury Bill 1-3 Months Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE US Treasury Bill 1-3 Months Index
Average Annual Return, Percent	4.30%		4.56%
VettaFi U.S. Equity 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	VettaFi U.S. Equity 3000 Index
VettaFi U.S. Equity 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	VettaFi U.S. Equity 3000 Index
Average Annual Return, Percent	17.16%			21.06%
FTSE US Treasury Bill 1-3 Months Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE US Treasury Bill 1-3 Months Index
Average Annual Return, Percent	4.30%	4.39%
VettaFi U.S. Equity 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	VettaFi U.S. Equity 3000 Index
Average Annual Return, Percent	17.16%		16.04%
Texas Capital Texas Equity Index Total Return (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Texas Capital Texas Equity Index
Average Annual Return, Percent	10.90%				16.94%
Syntax US 800 MidCap Total Return (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Syntax US 800 MidCap Index
Alerian Texas Weighted Oil & Gas Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian Texas Weighted Oil & Gas Index
Average Annual Return, Percent	(2.66%)			(0.65%)